American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
December 31, 2025

Government Bond Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 44.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	161,394	163,566
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47	254,576	257,789
GNMA, VRN, 4.75%, (1-year H15T1Y plus 1.50%), 11/20/32	32,016	32,258
GNMA, VRN, 5.25%, (1-year H15T1Y plus 2.00%), 10/20/34	156,046	160,122
GNMA, VRN, 4.75%, (1-year H15T1Y plus 1.50%), 12/20/34	70,376	70,494
GNMA, VRN, 5.625%, (1-year H15T1Y plus 1.50%), 3/20/35	79,634	80,376
GNMA, VRN, 5.375%, (1-year H15T1Y plus 1.50%), 7/20/35	127,811	130,291
GNMA, VRN, 5.625%, (1-year H15T1Y plus 1.50%), 3/20/36	254,211	255,265
		1,150,161
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 44.7%
FHLMC, 5.50%, 4/1/38	515,307	538,739
FHLMC, 3.00%, 2/1/43	2,245,971	2,079,378
FHLMC, 3.50%, 2/1/49	1,058,818	991,720
FHLMC, 3.00%, 1/1/50	1,032,317	914,375
FHLMC, 2.50%, 10/1/50	2,295,915	1,949,711
FHLMC, 2.50%, 5/1/51	6,163,519	5,278,474
FHLMC, 3.50%, 5/1/51	2,999,948	2,801,306
FHLMC, 2.00%, 8/1/51	5,285,763	4,314,525
FHLMC, 3.50%, 5/1/52	4,229,242	3,921,835
FHLMC, 3.50%, 5/1/52	708,426	661,844
FHLMC, 4.00%, 6/1/52	3,533,513	3,388,217
FHLMC, 5.00%, 7/1/52	1,137,126	1,148,771
FHLMC, 4.50%, 10/1/52	3,721,731	3,654,733
FHLMC, 4.50%, 10/1/52	1,167,371	1,144,791
FHLMC, 6.00%, 11/1/52	1,110,964	1,149,669
FHLMC, 5.50%, 12/1/52	3,342,506	3,416,420
FHLMC, 6.00%, 1/1/53	3,346,499	3,455,900
FHLMC, 6.50%, 11/1/53	2,254,718	2,349,734
FHLMC, 5.50%, 4/1/54	3,687,948	3,769,255
FNMA, 3.17%, 1/1/27	1,500,000	1,488,304
FNMA, 3.63%, 8/1/28	6,874,228	6,764,475
FNMA, 6.00%, 12/1/33	403,992	418,589
FNMA, 5.50%, 8/1/34	468,798	481,882
FNMA, 5.50%, 1/1/36	538,015	562,787
FNMA, 6.00%, 9/1/37	149,161	157,845
FNMA, 6.00%, 11/1/37	547,510	579,389
FNMA, 4.50%, 4/1/39	154,677	156,098
FNMA, 4.50%, 5/1/39	447,279	451,390
FNMA, 6.50%, 5/1/39	302,654	322,124
FNMA, 4.50%, 10/1/39	723,898	730,553
FNMA, 4.50%, 6/1/41	693,616	698,642
FNMA, 4.00%, 8/1/41	588,324	576,313
FNMA, 4.50%, 9/1/41	422,165	424,487
FNMA, 4.00%, 12/1/41	1,948,210	1,906,421
FNMA, 3.50%, 5/1/42	674,572	648,138
FNMA, 4.00%, 11/1/45	435,586	421,698
FNMA, 4.00%, 2/1/46	1,186,687	1,148,120
FNMA, 4.00%, 4/1/46	1,538,888	1,489,191
FNMA, 3.50%, 2/1/47	1,815,031	1,699,880

FNMA, 2.50%, 2/1/51	4,970,215	4,286,014
FNMA, 3.00%, 6/1/51	4,527,591	4,095,173
FNMA, 4.00%, 8/1/51	1,600,180	1,529,536
FNMA, 2.50%, 12/1/51	2,184,088	1,875,011
FNMA, 3.00%, 2/1/52	722,335	647,157
FNMA, 2.00%, 3/1/52	2,168,592	1,782,210
FNMA, 3.00%, 3/1/52	4,425,827	3,974,008
FNMA, 4.00%, 4/1/52	4,246,659	4,056,470
FNMA, 4.00%, 4/1/52	1,534,043	1,470,965
FNMA, 3.00%, 5/1/52	4,496,804	4,027,384
FNMA, 3.00%, 5/1/52	1,282,404	1,156,610
FNMA, 3.50%, 5/1/52	4,271,721	3,974,040
FNMA, 3.50%, 5/1/52	1,902,137	1,787,537
FNMA, 4.00%, 5/1/52	2,662,467	2,537,914
FNMA, 3.50%, 6/1/52	2,605,240	2,444,657
FNMA, 5.00%, 6/1/52	3,668,212	3,707,758
FNMA, 2.50%, 7/1/52	1,236,400	1,052,725
FNMA, 4.50%, 7/1/52	832,572	816,468
FNMA, 5.00%, 7/1/52	4,230,797	4,258,771
FNMA, 4.50%, 9/1/52	917,447	907,178
FNMA, 5.00%, 9/1/52	1,709,972	1,725,572
FNMA, 5.00%, 10/1/52	2,453,438	2,461,211
FNMA, 5.50%, 10/1/52	3,686,190	3,755,117
FNMA, 5.00%, 1/1/53	3,568,967	3,579,908
FNMA, 5.50%, 1/1/53	1,883,456	1,921,516
FNMA, 6.50%, 1/1/53	3,252,131	3,392,484
FNMA, 6.00%, 9/1/53	4,621,565	4,759,845
FNMA, 6.00%, 9/1/53	2,975,991	3,095,653
FNMA, 5.50%, 3/1/54	7,253,897	7,377,611
FNMA, 4.50%, 4/1/54	5,973,689	5,850,329
FNMA, 6.00%, 5/1/54	1,980,619	2,040,081
GNMA, 5.00%, TBA	3,231,000	3,224,121
GNMA, 6.00%, 1/20/39	91,763	96,641
GNMA, 4.00%, 12/15/40	265,716	256,211
GNMA, 3.50%, 6/20/42	1,560,566	1,476,659
GNMA, 3.00%, 7/20/50	4,919,894	4,436,651
GNMA, 3.50%, 2/20/51	486,876	449,366
GNMA, 4.00%, 9/20/52	8,060,555	7,682,927
GNMA, 4.50%, 9/20/52	7,828,140	7,687,073
GNMA, 4.50%, 10/20/52	6,123,780	6,012,480
GNMA, 4.00%, 4/20/54	7,363,465	6,995,018
GNMA, 5.00%, 12/20/54	4,220,438	4,225,711
UMBS, 5.00%, TBA	14,170,000	14,133,468
		215,078,962
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $217,749,539)		216,229,123
U.S. TREASURY SECURITIES — 28.5%
U.S. Treasury Bonds, 4.625%, 2/15/40	3,000,000	3,033,984
U.S. Treasury Bonds, 4.75%, 2/15/41	2,000,000	2,036,328
U.S. Treasury Bonds, 5.00%, 5/15/45	3,000,000	3,080,625
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	1,214,670	1,125,813
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34	518,760	521,026
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35	506,945	505,746
U.S. Treasury Notes, 4.625%, 3/15/26(1)	2,000,000	2,003,848
U.S. Treasury Notes, 3.50%, 10/31/27	9,500,000	9,502,783

U.S. Treasury Notes, 3.875%, 11/30/27(1)	400,000	402,891
U.S. Treasury Notes, 3.875%, 6/15/28	4,000,000	4,034,922
U.S. Treasury Notes, 4.125%, 3/31/29	34,000,000	34,569,766
U.S. Treasury Notes, 4.25%, 6/30/29	9,000,000	9,191,953
U.S. Treasury Notes, 3.875%, 7/31/30	2,500,000	2,518,848
U.S. Treasury Notes, 3.625%, 8/31/30	1,000,000	996,621
U.S. Treasury Notes, 4.125%, 8/31/30	1,100,000	1,119,551
U.S. Treasury Notes, 4.875%, 10/31/30(1)	1,300,000	1,365,863
U.S. Treasury Notes, 3.50%, 11/30/30	3,000,000	2,970,234
U.S. Treasury Notes, 4.375%, 11/30/30	14,000,000	14,404,687
U.S. Treasury Notes, 4.25%, 2/28/31	18,300,000	18,723,545
U.S. Treasury Notes, 3.875%, 8/31/32	6,500,000	6,484,131
U.S. Treasury Notes, 3.75%, 10/31/32	3,200,000	3,165,000
U.S. Treasury Notes, 4.125%, 11/15/32	6,100,000	6,170,531
U.S. Treasury Notes, 3.875%, 12/31/32	2,000,000	1,991,406
U.S. Treasury Notes, 4.50%, 11/15/33	1,000,000	1,032,754
U.S. Treasury Notes, 4.25%, 8/15/35	6,500,000	6,547,734
TOTAL U.S. TREASURY SECURITIES (Cost $136,806,913)		137,500,590
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.3%
FHLMC, Series 2812, Class MF, VRN, 4.55%, (30-day average SOFR plus 0.56%), 6/15/34	587,105	585,511
FHLMC, Series 3153, Class FJ, VRN, 4.48%, (30-day average SOFR plus 0.49%), 5/15/36	477,772	475,010
FHLMC, Series 3397, Class GF, VRN, 4.60%, (30-day average SOFR plus 0.61%), 12/15/37	210,963	210,218
FHLMC, Series 3417, Class FA, VRN, 4.60%, (30-day average SOFR plus 0.61%), 11/15/37	443,611	442,084
FHLMC, Series K068, Class AM, SEQ, 3.32%, 8/25/27	6,400,000	6,344,315
FHLMC, Series K-1513, Class A2, SEQ, 2.73%, 12/25/31	5,399,000	5,046,214
FHLMC, Series K157, Class A2, SEQ, VRN, 3.99%, 5/25/33	6,200,000	6,179,532
FHLMC, Series K-171, Class A2, SEQ, VRN, 4.40%, 6/25/35	3,640,000	3,612,444
FHLMC, Series K505, Class A2, SEQ, 4.82%, 6/25/28	6,000,000	6,123,010
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	1,574,072	1,569,640
FHLMC, Series K752, Class A2, SEQ, 4.28%, 7/25/30	6,550,000	6,612,126
FHLMC, Series K755, Class A2, SEQ, 5.20%, 2/25/31	5,900,000	6,183,879
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	5,438,605	5,389,667
FNMA, Series 2005-103, Class FP, VRN, 4.29%, (30-day average SOFR plus 0.41%), 10/25/35	486,369	482,783
FNMA, Series 2009-89, Class FD, VRN, 4.59%, (30-day average SOFR plus 0.71%), 5/25/36	286,736	286,978
FNMA, Series 2022-M2, Class A2, SEQ, 2.40%, 11/25/31	6,875,000	6,271,616
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	13,311,129	1,703,224
FNMA, Series 2024-M6, Class A2, VRN, 2.90%, 7/25/27	3,000,000	2,965,737
FNMA, Series 2025-35, Class HF, VRN, 5.57%, (30-day average SOFR plus 1.70%), 5/25/55	4,940,905	4,980,842
GNMA, Series 2007-5, Class FA, VRN, 3.99%, (1-month SOFR plus 0.25%), 2/20/37	191,971	191,907
GNMA, Series 2010-14, Class QF, VRN, 4.30%, (1-month SOFR plus 0.56%), 2/16/40	690,178	687,669
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D, SEQ, 2.00%, 7/25/31	2,743,794	2,508,559
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,874,963)		68,852,965
ASSET-BACKED SECURITIES — 4.2%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 4.43%, (1-month SOFR plus 0.69%), 11/25/71	1,668,576	1,644,660
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A, SEQ, 2.06%, 1/25/72	435,796	381,730
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 4.55%, (1-month SOFR plus 0.81%), 1/25/72	1,635,718	1,615,042
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 5.04%, (30-day average SOFR plus 1.16%), 5/25/67(2)	691,702	691,740
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 5.14%, (30-day average SOFR plus 1.26%), 11/25/69(2)	844,125	850,492
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.56%, (30-day average SOFR plus 0.68%), 11/25/70(2)	2,702,496	2,676,884
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	1,547,507	1,320,969
Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.59%, (30-day average SOFR plus 0.71%), 12/26/69(2)	333,261	329,198

Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 4.59%, (3-month SOFR plus 0.71%), 8/23/36(2)	2,373,846	2,363,348
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 4.42%, (1-month SOFR plus 0.68%), 9/25/61	1,743,816	1,737,582
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 4.42%, (1-month SOFR plus 0.68%), 10/25/61	3,523,161	3,485,611
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 4.52%, (30-day average SOFR plus 0.64%), 5/25/70(2)	1,547,421	1,521,673
U.S. Small Business Administration, Series 2017-20B, Class 1, 2.82%, 2/1/37	1,607,994	1,512,265
TOTAL ASSET-BACKED SECURITIES (Cost $19,774,455)		20,131,194
MUNICIPAL SECURITIES — 3.9%
New York Power Authority Rev., Series A, 5.75%, 11/15/33 (AG)	5,000,000	5,387,364
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(3)	13,000,000	13,241,578
TOTAL MUNICIPAL SECURITIES (Cost $18,522,007)		18,628,942
U.S. GOVERNMENT AGENCY SECURITIES — 2.9%
FHLMC, 6.25%, 7/15/32	4,000,000	4,532,966
FNMA, 0.875%, 8/5/30	3,000,000	2,648,030
FNMA, 6.625%, 11/15/30	3,000,000	3,384,054
Tennessee Valley Authority, 1.50%, 9/15/31	2,000,000	1,757,682
Tennessee Valley Authority, 4.375%, 8/1/34	1,000,000	1,010,253
Tennessee Valley Authority, 4.875%, 5/15/35	800,000	828,633
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $14,259,251)		14,161,618
SHORT-TERM INVESTMENTS — 5.3%
Repurchase Agreements — 5.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/31/27, valued at $25,837,810), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $25,336,376) (Cost $25,331,000)		25,331,000
TOTAL INVESTMENT SECURITIES — 104.0% (Cost $500,318,128)		500,835,432
OTHER ASSETS AND LIABILITIES — (4.0)%		(19,253,766)
TOTAL NET ASSETS — 100.0%		$481,581,666

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	112	March 2026	$12,881,750	$3,631
U.S. Treasury Ultra Bonds	265	March 2026	31,270,000	(459,148)
			$44,151,750	$(455,517)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	48	March 2026	$10,021,875	$(6,844)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,973,713.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $9,754,304, which represented 2.0% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$216,229,123	—
U.S. Treasury Securities	—	137,500,590	—
Collateralized Mortgage Obligations	—	68,852,965	—
Asset-Backed Securities	—	20,131,194	—
Municipal Securities	—	18,628,942	—
U.S. Government Agency Securities	—	14,161,618	—
Short-Term Investments	—	25,331,000	—
	—	$500,835,432	—
Other Financial Instruments
Futures Contracts	$3,631	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$465,992	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.